Lease Liabilities (Tables)	6 Months Ended
Aug. 31, 2026
Lease Liabilities
Schedule of changes in lease liabilities

The following details the changes in lease liabilities:

	For the six months ended August 31, 2026 $	For the year ended February 28, 2026 $
Balance, beginning of period	99,329	—
Recognized during the period	53,295	106,874
Interest expense	3,333	757
Lease payments	(26,556)	(8,302)
	129,401	99,329

Balance, end of period – current	89,475	38,878
Balance, end of period – non-current	39,926	60,451
Balance, end of period	129,401	99,329